Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	¥ (85)	$ (12)	¥ 6,831	¥ 5,321
Effect of differing tax rates in different jurisdictions	3,299	474	493	854
Non-taxable income	(419)	(60)	(1,555)	(913)
Non-deductible expenses	2,124	305	935	653
Research and development super-deduction	(1,245)	(179)	(1,047)	(905)
Effect of PRC preferential tax rates and tax holiday	(1,327)	(191)	(2,250)	(2,095)
Effect of tax rate changes on deferred taxes	9	1	0	7
Reversal of prior year's EIT	(1,134)	(163)	(616)	(579)
PRC withholding tax	(224)	(32)	553	101
Addition to valuation allowance	950	136	1,399	551
Taxation for the year	¥ 1,948	$ 279	¥ 4,743	¥ 2,995
Effective tax rate	(573.00%)	(573.00%)	17.00%	14.00%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	¥ 38.09	$ 5.47	¥ 64.47	¥ 60.33